Income Taxes (Details) - Schedule of (loss) income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes (Details) - Schedule of (loss) income before income taxes [Line Items]
Income before income (loss) taxes	$ (600)	$ 896	$ (694)
Hong Kong [Member]
Income Taxes (Details) - Schedule of (loss) income before income taxes [Line Items]
Income before income (loss) taxes	(233)	673	(850)
China [Member]
Income Taxes (Details) - Schedule of (loss) income before income taxes [Line Items]
Income before income (loss) taxes	(458)	229	398
Myanmar [Member]
Income Taxes (Details) - Schedule of (loss) income before income taxes [Line Items]
Income before income (loss) taxes	$ 91	$ (6)	$ (242)